SUNAMERICA FOCUSED SERIES, INC.

Focused Large-Cap Growth Portfolio

(“Large-Cap Growth Portfolio”)

Focused Growth Portfolio

(“Growth Portfolio”)

Supplement dated June 10, 2008 to the

Statement of Additional Information (“SAI”) dated February 28, 2008

Effective immediately, in the section “Adviser, Personal Securities Trading, Distributor and Administrator—Additional Information about the Portfolio Managers,” all information pertaining to Ron Sachs is hereby deleted and replaced with the following:

Portfolio	Advisers/ Sub- adviser	Portfolio Manager	Other Accounts (as of April 30, 2008)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions except as noted)	No. of Accounts	Assets ($ millions except as noted)	No. of Accounts		Assets ($ millions except as noted)*
Large-Cap Growth Portfolio	Janus	Ron Sachs	17	$24.9 billion	1	$55.4	9	*	$1.6 billion
Growth Portfolio	Janus	Ron Sachs	17	$25.1 billion	1	$55.4	9	*	$1.6 billion

*	One of the accounts included in the total, consisting of $294.3 million of total assets, has a performance-based advisory fee.

SAI_SUP2_FOCPR_2-08